Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
Changes in the carrying amount of goodwill acquired through business combinations by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2020	$2,607	$1,083	$676	$1,281	$185	$5,832
Acquisitions (Note 3)	—	—	—	278	—	278
Foreign exchange rate movements	—	(21)	(11)	(8)	2	(38)
Balance, December 31, 2020	$2,607	$1,062	$665	$1,551	$187	$6,072
Acquisitions (Note 3)	—	53	3	423	—	479
Foreign exchange rate movements	—	(7)	(9)	(15)	(3)	(34)
Balance, December 31, 2021	$2,607	$1,108	$659	$1,959	$184	$6,517
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2021	2020
Canada	$2,607	$2,607
U.S. Employee benefits group	1,108	1,062
Asia	659	665
Asset Management
MFS	483	486
SLC Management(1)	1,476	1,065
Corporate
UK	184	187
Total	$6,517	$6,072
(1) Reflects a change in presentation to combine all SLC Management CGUs as one group effective January 1, 2021.
Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2020	$857	$1,591	$646	$3,094
Additions	230	—	—	230
Acquisitions	—	63	295	358
Disposals	(4)	(5)	—	(9)
Foreign exchange rate movements	(13)	(15)	(3)	(31)
Balance, December 31, 2020	$1,070	$1,634	$938	$3,642
Additions	219	471	—	690
Acquisitions	—	271	153	424
Disposals	(24)	—	—	(24)
Foreign exchange rate movements	—	(9)	(10)	(19)
Balance, December 31, 2021	$1,265	$2,367	$1,081	$4,713
Accumulated amortization and impairment losses
Balance, January 1, 2020	$(488)	$(517)	$(6)	$(1,011)
Amortization charge for the year	(78)	(78)	—	(156)
Impairment of intangible assets	(2)	—	(9)	(11)
Foreign exchange rate movements	7	5	1	13
Balance, December 31, 2020	$(561)	$(590)	$(14)	$(1,165)
Amortization charge for the year	(79)	(114)	—	(193)
Disposals	24	—	—	24
Impairment of intangible assets	—	—	(9)	(9)
Foreign exchange rate movements	1	(1)	—	—
Balance, December 31, 2021	$(615)	$(705)	$(23)	$(1,343)
Net carrying amount, end of period:
As at December 31, 2020	$509	$1,044	$924	$2,477
As at December 31, 2021	$650	$1,662	$1,058	$3,370
The components of the intangible assets are as follows:

As at December 31,	2021	2020
Finite life intangible assets:
Distribution, sales potential of field force	$295	$316
Client relationships and asset administration contracts	1,367	728
Internally generated software	650	509
Total finite life intangible assets	2,312	1,553
Indefinite life intangible assets:
Fund management contracts(1)	1,058	924
Total indefinite life intangible assets	1,058	924
Total intangible assets	$3,370	$2,477

(1)    Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.